UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-08842

Name of Fund:  BBH U.S. Money Market Portfolio

Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Nancy D. Osborn
	BBH U.S. Money Market Portfolio, 40 Water Street, Boston, MA, 01915. Mailing address: 140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 -06/30/06







Item 1 - Attach shareholder report

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2006 (unaudited)
(expressed in U.S. dollars)

BREAKDOWN BY SECURITY TYPE

                                                                   Percent of
                                               U.S. $ Value        Net Assets
                                             ---------------    ---------------
Asset Backed Securities ..................   $    75,909,424                3.0%
Certificates of Deposit ..................       168,868,799                6.6
Commercial Paper .........................     1,206,815,562               46.9
Corporate Bonds ..........................       552,618,866               21.5
Municipal Bonds ..........................       192,985,000                7.5
U.S. Government Agency Obligation ........        99,995,310                3.9
Time Deposits ............................       266,000,000               10.3
Other Assets in Excess of Liabilities ....         8,007,309                0.3
                                             ---------------    ---------------
Net Assets ...............................   $ 2,571,200,270              100.0%
                                             ===============    ===============

All data as of June 30, 2006. The fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (expressed in U.S. dollars)

  Principal                                                                                Maturity      Interest
   Amount                                                                                    Date          Rate            Value
 -----------                                                                               --------      ---------     ------------
                   ASSET BACKED SECURITIES (3.0%)
$  6,444,733       AmeriCredit Automobile Receivables Trust 2006-1 ..................       03/06/07       4.780%     $    6,444,733
   4,791,325       Capital Auto Receivable Asset Trust 2003-11 ......................       04/16/07       5.289           4,792,440
  18,863,659       CIT Equipment Collateral Series 2006-VT1 .........................       03/20/07       4.990          18,834,408
   1,328,711       Ford Credit Auto Owner Trust 2006-A ..............................       11/15/06       4.725           1,328,711
  25,000,000       Household Automotive Trust 2006-1 ................................       06/18/07       5.276          24,987,376
     869,117       Hyundai Auto Receivables Trust 2006-A ............................       03/15/07       4.838             869,117
   7,141,020       Nissan Auto Receivables Owner Trust 2006-A .......................       02/15/07       4.663           7,141,020
   1,348,074       Triad Auto Receivables Owners Trust 2006-A .......................       02/12/07       4.574           1,348,074
     571,873       USAA Auto Owner Trust 2005-3 .....................................       11/09/06       4.170             571,668
   9,591,877       USAA Auto Owner Trust 2006-1 .....................................       03/15/07       4.755           9,591,877
                                                                                                                      --------------
                   Total Asset Backed Securities.....................................                                     75,909,424
                                                                                                                      --------------

                   CERTIFICATES OF DEPOSIT (6.6%)
   9,000,000       BNP Paribas ......................................................       10/25/06       4.760           8,983,605
  25,000,000       Citizens Bank ....................................................       07/10/06       5.150          25,000,000
  25,000,000       Deutsche Bank AG .................................................       07/25/06       4.065          24,999,903
  10,000,000       HBOS Treasury ....................................................       06/04/07       5.380           9,969,683
  25,000,000       M&I Marshall & Ilsley Bank .......................................       08/10/06       5.120          25,000,274
  25,000,000       Toronto Dominion .................................................       04/13/07       5.300          24,921,831
  25,000,000       Washington Mutual, Inc. ..........................................       08/08/06       5.100          25,000,000
  25,000,000       Washington Mutual, Inc. ..........................................       12/04/06       5.290          24,993,503
                                                                                                                      --------------
                   Total Certificates of Deposit.....................................                                    168,868,799
                                                                                                                      --------------
                    COMMERCIAL PAPER (46.9%)
  28,500,000       ANZ National .....................................................       08/07/06       5.290          28,345,047
  50,000,000       Bank of America Corp. ............................................       08/04/06       5.005          49,763,653
  50,000,000       Barclays US Funding ..............................................       08/15/06       5.055          49,684,062
  50,000,000       Bear Stearns & Co., Inc. .........................................       07/03/06       5.300          49,985,278
  50,000,000       Bear Stearns & Co., Inc. .........................................       10/24/06       4.883          50,000,000
  25,000,000       Beta Financial Group, Inc. .......................................       07/14/06       4.930          24,955,493

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006 (expressed in U.S. dollars)

  Principal                                                                                Maturity      Interest
   Amount                                                                                    Date          Rate            Value
 -----------                                                                               --------      ---------     ------------
                   COMMERCIAL PAPER (continued)
$ 25,000,000       Beta Financial Group, Inc. .......................................       08/31/06       5.110%       $ 24,783,535
  25,000,000       Blue Spice LLC ...................................................       08/08/06       5.040          24,867,000
  25,000,000       Blue Spice LLC ...................................................       08/21/06       5.250          24,814,062
 100,000,000       BMW U.S. Capital LLC .............................................       07/05/06       5.270          99,941,445
  50,000,000       CC USA, Inc. .....................................................       08/14/06       5.090          49,688,944
   3,000,000       CC USA, Inc. .....................................................       09/29/06       5.160           2,961,300
  25,000,000       Citigroup Holdings ...............................................       09/05/06       5.290          24,757,542
   7,250,000       City of Chicago, Illinois ........................................       08/01/06       5.100           7,218,160
  43,550,000       Columbia University ..............................................       08/10/06       5.100          43,303,217
  25,000,000       Credit Suisse ....................................................       08/16/06       5.260          24,831,972
  18,100,000       FPL Group Capital ................................................       07/06/06       5.350          18,086,551
  25,000,000       General Electric Capital Corp. ...................................       08/22/06       5.080          24,816,555
  25,000,000       General Electric .................................................       08/15/06       5.240          24,836,250
  40,000,000       HBOS Treasury ....................................................       07/14/06       4.935          39,928,717
  50,000,000       HSBC Americas, Inc. ..............................................       08/07/06       5.270          49,729,180
  25,000,000       ING US Fund ......................................................       08/08/06       5.230          24,861,986
  25,000,000       ING US Funding ...................................................       07/25/06       5.000          24,916,667
  25,000,000       Istituto Bancario ................................................       09/29/06       5.070          24,994,480
  50,000,000       Kittyhawk Funding Corp. ..........................................       08/04/06       5.230          49,753,028
  50,000,000       Koch Resources LLC ...............................................       07/05/06       5.050          49,971,944
  42,425,000       National Rural Utilities Cooperative Finance Corp. ...............       08/08/06       5.270          42,188,999
  25,000,000       Nationwide Building ..............................................       08/04/06       5.060          24,880,528
  14,538,000       Power Authority of State of New York .............................       07/06/06       5.020          14,527,864
  10,000,000       Rights of University of California ...............................       09/07/06       5.140           9,902,911
   4,000,000       Salvation Army ...................................................       07/28/06       5.400           4,000,000
   8,800,000       Societe Generale .................................................       08/04/06       5.280           8,756,117
  16,200,000       Societe Generale .................................................       08/15/06       5.240          16,093,890
  25,100,000       Southern Company Funding .........................................       07/14/06       5.280          25,052,143
  50,000,000       Three Rivers Funding Corp. .......................................       07/26/06       5.000          49,826,389
  50,000,000       UBS Finance ......................................................       07/27/06       5.005          49,819,264
  50,000,000       Variable Funding Capital Corp. ...................................       07/05/06       5.150          49,971,389
                                                                                                                      --------------
                   Total Commercial Paper............................................                                  1,206,815,562
                                                                                                                      --------------

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006 (expressed in U.S. dollars)

  Principal                                                                                Maturity      Interest
   Amount                                                                                    Date          Rate            Value
 -----------                                                                               --------      ---------     ------------
                   CORPORATE BONDS (21.5%)
$  2,000,000       Alabama Power Co.(1) .............................................       04/23/07       5.340%     $    2,003,750
  25,000,000       American Express Bank(1) .........................................       03/12/07       5.150          25,002,674
   8,380,000       American Express Bank(1) .........................................       11/22/06       5.324           8,381,909
   4,050,000       Bank One Corp.(1) ................................................       09/15/06       5.439           4,050,927
  25,000,000       Canadian Imperial Bank of Commerce(1).............................       04/27/07       5.170          25,018,082
  15,000,000       CIT Group, Inc.(1) ...............................................       08/31/06       5.377          15,002,751
   7,425,000       CIT Group, Inc.(1) ...............................................       09/22/06       5.837           7,431,817
  14,850,000       Citigroup Global Markets Holdings, Inc.(1) .......................       03/16/07       5.411          14,859,640
  25,000,000       Comerica Bank ....................................................       07/20/07       5.055          24,993,665
  25,000,000       Credit Suisse, New York(1) .......................................       09/26/06       5.430          25,000,048
   1,000,000       General Electric Capital Corp.(1) ................................       09/18/06       5.526           1,000,226
   2,000,000       Goldman Sachs Group, Inc.(1) .....................................       07/28/06       5.266           2,000,242
  25,000,000       Goldman Sachs Group, Inc.(1) .....................................       10/27/06       5.280          25,016,559
  23,000,000       Goldman Sachs Group, Inc.(1) .....................................       03/30/07       5.060          23,019,481
  25,000,000       International Business Machines Corp.(1) .........................       06/28/07       5.490          25,006,333
  31,831,000       JPMorgan Chase & Co. .............................................       08/15/06       5.625          31,889,154
   8,000,000       M&I Marshall & Ilsley Bank(1) ....................................       03/30/07       5.499           8,000,305
  15,000,000       Merrill Lynch & Co., Inc.(1) .....................................       02/27/07       5.345          15,013,821
   7,000,000       Merrill Lynch & Co., Inc.(1) .....................................       09/18/06       5.596           7,003,241
  25,000,000       Merrill Lynch & Co., Inc.(1) .....................................       05/14/07       5.149          25,000,000
  25,000,000       Morgan Stanley(1) ................................................       01/19/07       5.295          25,013,430
  25,000,000       National City Bank of Kentucky ...................................       02/08/07       5.150          25,003,848
  20,000,000       NGSP, Inc.(1) ....................................................       06/01/46       5.200          20,000,000
   5,000,000       PNC Bank NA(1) ...................................................       01/29/07       5.320           4,999,553
  17,000,000       PNC Funding Corp. ................................................       08/01/06       5.750          17,005,629
  25,245,000       Prudential Insurance Co. .........................................       07/23/06       6.375          25,279,794
   6,500,000       Royal Bank of Scotland, Plc.(1) ..................................       11/24/06       5.218           6,500,701
  35,000,000       SLM Corp.(1) .....................................................       09/15/06       5.529          35,013,920
   2,100,000       Suntrust Bank(1) .................................................       03/19/07       5.456           2,101,299
  47,000,000       US Bank NA(1) ....................................................       09/29/06       5.470          47,000,478
  10,000,000       US Trust Company, New York(1) ....................................       09/12/06       5.220          10,000,689
  20,000,000       Wells Fargo Bank(1) ..............................................       09/15/06       5.419          20,004,900
                                                                                                                      --------------
                   Total Corporate Bonds.............................................                                    552,618,866
                                                                                                                      --------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006 (expressed in U.S. dollars)

  Principal                                                                                Maturity      Interest
   Amount                                                                                    Date          Rate            Value
 -----------                                                                               --------      ---------     ------------
                   MUNICIPAL BONDS (7.5%)
$ 15,000,000       Baltimore, Maryland, Project Revenue(1) ..........................       07/06/06       5.360%       $ 15,000,000
   4,000,000       Baltimore, Maryland(1) ...........................................       07/06/06       5.360           4,000,000
   4,000,000       Connecticut Housing Finance Authority(1) .........................       07/06/06       5.300           4,000,000
  19,600,000       Florida Housing Finance Corp.(1) .................................       07/06/06       5.360          19,600,000
  25,000,000       Florida Housing Finance Corp.(1) .................................       07/06/06       5.370          25,000,000
   2,000,000       Jacksonville, Florida, Economic Development Commission(1) ........       07/06/06       5.360           2,000,000
   2,400,000       Laguna Development Corp.(1) ......................................       07/06/06       5.380           2,400,000
  35,700,000       Los Angeles Department of Water & Power Revenue(1) ...............       07/06/06       5.310          35,700,000
   3,800,000       Massachusetts State Port Authority(1) ............................       07/05/06       5.430           3,800,000
   4,585,000       Massachusetts Housing Finance Agency(1) ..........................       07/06/06       5.380           4,585,000
  49,700,000       New York, New York(1) ............................................       07/05/06       5.360          49,700,000
  25,000,000       North Texas Higher Education Authority ...........................       07/05/06       5.360          25,000,000
   2,200,000       Texas State(1) ...................................................       07/05/06       5.350           2,200,000
                                                                                                                      --------------
                   Total Municipal Bonds.............................................                                    192,985,000
                                                                                                                      --------------
                   U.S. GOVERNMENT AGENCY OBLIGATION (3.9%)
 100,000,000       Federal Home Loan Bank(1) ........................................       08/02/06       5.039          99,995,310
                                                                                                                      --------------
                   TIME DEPOSITS (10.3%)
  66,000,000       BNP Paribas ......................................................       07/03/06       5.270          66,000,000
 100,000,000       Dresdner Bank ....................................................       07/03/06       5.280         100,000,000
  50,000,000       ING Bank .........................................................       07/03/06       5.290          50,000,000
  50,000,000       Societe Generale .................................................       07/03/06       5.280          50,000,000
                                                                                                                      --------------
                   Total Time Deposits...............................................                                    266,000,000
                                                                                                                      --------------

TOTAL INVESTMENTS AT AMORTIZED COST..................................................                       99.7%     $2,563,192,961
OTHER ASSETS IN EXCESS OF LIABILITIES................................................                        0.3           8,007,309
                                                                                                           -----      --------------
NET ASSETS...........................................................................                      100.0%     $2,571,200,270
                                                                                                           =====      ==============

----------
1 Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date). The yield shown represents the June 30, 2006 coupon or interest rate.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (expressed in U.S. dollars)

ASSETS:
   Investments, at amortized cost ...........................     $2,563,192,961
   Cash .....................................................            245,796
   Interest receivable ......................................          8,673,769
                                                                  --------------
     Total Assets ...........................................      2,572,112,526
                                                                  --------------

LIABILITIES:
   Payables for:
     Investment advisory fees ...............................            440,150
     Custody and accounting fees ............................            265,344
     Administrative fees ....................................            154,052
     Professional fees ......................................             31,433
     Board of Trustees' fees ................................              9,278
   Accrued expenses and other liabilities ...................             11,999
                                                                  --------------
     Total Liabilities ......................................            912,256
                                                                  --------------
NET ASSETS ..................................................     $2,571,200,270
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2006 (expressed in U.S. dollars)

NET INVESTMENT INCOME:
Income:
  Interest ....................................................    $112,121,402
                                                                   ------------
Expenses:
  Investment advisory fees ....................................       2,662,381
  Administrative fees .........................................         931,833
  Custody and accounting fees .................................         461,693
  Board of Trustees' fees .....................................          36,705
  Miscellaneous expenses ......................................         251,326
                                                                   ------------
    Total Expenses ............................................       4,343,938
    Expense offset arrangement ................................          (8,371)
                                                                   ------------
    Net Expenses ..............................................       4,335,567
                                                                   ------------
Net Investment Income .........................................    $107,785,835
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)

                                            For the years ended June 30,
                                              2006                2005
                                         ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income ........      $   107,785,835    $    62,265,463
                                         ---------------    ---------------
   Capital Transactions:
     Proceeds from contributions ..        4,531,857,516      7,990,156,859
     Value of withdrawals .........       (4,572,494,305)    (8,419,532,606)
                                         ---------------    ---------------
       Net decrease in net assets
         resulting from capital
         transactions .............          (40,636,789)      (429,375,747)
                                         ---------------    ---------------
       Total increase (decrease) in
         net assets ...............           67,149,046       (367,110,284)

NET ASSETS:
   Beginning of year ..............        2,504,051,224      2,871,161,508
                                         ---------------    ---------------
   End of year ....................      $ 2,571,200,270    $ 2,504,051,224
                                         ===============    ===============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                                                                            For the years ended June 30,
                                                                   ------------------------------------------------
                                                                   2006       2005       2004       2003       2002
                                                                   ----       ----       ----       ----       ----
Total return .................................................     4.13%      2.17%      0.99%      1.44%      2.47%
Ratios/Supplemental data:
   Net assets, end of year (in millions) .....................   $2,571     $2,504     $2,871     $3,422     $2,874
   Expenses as a percentage of average net assets:
     Net expenses paid by Portfolio ..........................     0.16%      0.16%      0.16%      0.15%      0.16%
     Expense offset arrangement ..............................     0.00%(1)   0.00%(1)   0.00%(1)   0.00%(1)   0.00%(1)
                                                                 ------     ------     ------     ------     ------
       Total expenses ........................................     0.16%      0.16%      0.16%      0.15%      0.16%
                                                                 ======     ======     ======     ======     ======
   Ratio of net investment income to average net assets ......     4.05%      2.05%      0.95%      1.40%      2.39%

----------
1     Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (expressed in U.S. dollars)

1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on a trade date basis. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

      C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2006, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

      D. Repurchase Agreements. The Portfolio may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Portfolio buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Portfolio's return on the transaction or effectively the interest rate paid by the dealer to the Portfolio. This return is unrelated to the interest rate on the underlying security. The Portfolio will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Portfolio's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At June 30, 2006, the Portfolio had no open repurchase agreements.

FINANCIAL STATEMENT JUNE 30, 2006

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2006 (expressed in U.S. dollars)

      E. Accounting Development. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department ("SID") to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2006, the Portfolio incurred $2,662,381 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee from the Fund calculated daily and paid monthly at an annual rate of 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2006, the Portfolio incurred $931,833 for administrative services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended June 30, 2006, the Portfolio incurred $36,705 for the Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the year ended June 30, 2006, the Portfolio incurred $461,693 for custody and accounting services. These fees were reduced by $8,371 as a result of an expense offset arrangement with the Portfolio's custodian. In the event that the Portfolio is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Portfolio to cover overdrafts. Pursuant to their agreement the Portfolio will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2006 was $32,002.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
BBH U.S. Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of BBH U.S. Money Market Portfolio (the "Portfolio"), including the portfolio of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Money Market Portfolio as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 25, 2006

FINANCIAL STATEMENT JUNE 30, 2006

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2006 (unaudited) (expressed in U.S. dollars)

EXAMPLE

As a shareholder of BBH Money Market Portfolio (the "Portfolio"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                             Beginning         Ending           During Period
                           Account Value    Account Value      January 1, 2006
                          January 1, 2006   June 30, 2006    to June 30, 2006(1)
                          ---------------   -------------    -------------------
Actual...................      $1,000          $1,022.80            $0.80
Hypothetical(2)..........      $1,000          $1,024.00            $0.80

----------
1 Expenses are equal to the Portfolio's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2     Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH U.S. Money Market Portfolio (the "Portfolio") and executive officers of the Portfolio is set forth below. Part B to the Registration Statement of the Portfolio includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s) During    Overseen by   Held by
and Address                    Trust/Portfolio      Served      Past 5 Years                      Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Directors
Joseph V. Shields, Jr.         Chairman of the      Since 1990  Managing Director, Chairman       10            None
Birth Date: March 17, 1938     Board and Trustee                and Chief Executive Officer of
Shields & Company                                               Shields & Company (member of
140 Broadway                                                    New York Stock Exchange);
New York, NY 10005                                              Chairman of Capital Management
                                                                Associates, Inc. (registered
                                                                investment adviser); Director
                                                                of Flowers Foods, Inc. (New
                                                                York Stock Exchange listed
                                                                company).

David P. Feldman               Trustee              Since 1990  Director of Jeffrey Co. (1992     10            Director of
Birth Date: November 16, 1939                                   to present); Director of QMED                   Dreyfus Mutual
P.O. Box 864                                                    (1999 to present).                              Funds (59 Funds)
Carefree, AZ 85377

Arthur D. Miltenberger         Trustee              Since 1992  Retired; Trustee, R.K. Mellon     10            None
Birth Date: November 8, 1938                                    Family Trusts (1981-June
503 Darlington Road                                             2003); General Partner, Mellon
Ligonier, PA 15658                                              Family Investment Company IV,
                                                                V and VI (1983-2002); Director
                                                                of Aerostructures Corporation
                                                                (aircraft manufacturer)
                                                                (1996-July 2003).

Eugene P. Beard                Trustee              Since 1993  Chairman & CEO of Westport        10            Director of Old
Birth Date: March 17, 1935                                      Asset Funds, Inc.                               Westbury Funds (7)
River Park
800 Connecticut Avenue,
3 East
Norwalk, CT 06854

Alan G. Lowy                   Trustee              Since 1993  Private Investor.                 10            None
Birth Date: April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

FINANCIAL STATEMENT JUNE 30, 2006

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s) During    Overseen by   Held by
and Address                    Trust/Portfolio      Served      Past 5 Years                      Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Samuel F. Pryor, IV            Trustee              Since 2005  Private Investor.                 10            None
Birth Date: June 12, 1955
130 East 67th Street
New York, NY 10021


Officers

John A. Nielsen                President,           Since 2004  President and Principal           N/A           N/A
Birth Date: July 15, 1943      Principal Executive              Executive Officer of BBH
140 Broadway                   Officer                          Trust, BBH Prime Institutional
New York, NY 10005                                              Money Market Fund, Inc., BBH
                                                                Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio (since
                                                                January 2004); He joined Brown
                                                                Brothers Harriman & Co. ("BBH
                                                                & Co.") in 1968 and has been a
                                                                Partner of the firm since
                                                                1987.

Michael F. Hogan               Chief Compliance     Since 2004  Chief Compliance Officer to       N/A           N/A
Birth Date: January 26, 1963   Officer                          the BBH Trust, BBH Prime
50 Milk Street                                                  Institutional Money Market
Boston, MA 02109                                                Fund, Inc., BBH Fund, Inc. and
                                                                the BBH U.S. Money Market
                                                                Portfolio; Senior Vice
                                                                President of BBH & Co. since
                                                                September 1994; Joined BBH &
                                                                Co. in 1985.

Charles H. Schreiber           Treasurer,           Since 2006  Treasurer, Principal Financial    N/A           N/A
Birth Date: December 10, 1957  Principal Financial              Officer and Anti Money
140 Broadway                   Officer, Anti                    Laundering Officer of BBH
New York, NY 10005             Money Laundering                 Trust, BBH Prime Institutional
                               Officer                          Money Market Fund, Inc., BBH
                                                                Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio; Senior Vice
                                                                President of BBH & Co. since
                                                                September 2001; Joined BBH &
                                                                Co. in 1999.

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s) During    Overseen by   Held by
and Address                    Trust/Portfolio      Served      Past 5 Years                      Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Gail C. Jones                  Secretary            Since 2002  Secretary of BBH Trust, BBH       N/A           N/A
Birth Date:                                                     Prime Institutional Money
October 26, 1953                                                Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                             Inc. and BBH U.S. Money Market
Pittsburgh, PA 15222-3779                                       Portfolio (since August 2002);
                                                                Counsel, ReedSmith, LLP (since
                                                                October 2002); Corporate
                                                                Counsel (January
                                                                1997-September 2002) and Vice
                                                                President (January
                                                                1999-September 2002) of
                                                                Federated Services Company.

Judith J. Mackin               Vice President       Since 2002  Vice President of BBH Trust,      N/A           N/A
Birth Date: May 30, 1960                                        BBH Prime Institutional Money
1001 Liberty Avenue                                             Market Fund, Inc., BBH Fund,
Pittsburgh, PA  15222-3779                                      Inc. and BBH U.S. Money Market
                                                                Portfolio (since August 2002);
                                                                Vice President (since November
                                                                1997) of Federated Services
                                                                Company.

Victor Siclari                 Assistant Secretary  Since 2002  Assistant Secretary of BBH        N/A           N/A
Birth Date: November 17, 1961                                   Trust, BBH Prime Institutional
1001 Liberty Avenue                                             Money Market Fund, Inc., BBH
Pittsburgh, PA                                                  Fund, Inc. and BBH U.S. Money
15222-3779                                                      Market Portfolio (since August
                                                                2002); Partner, ReedSmith, LLP
                                                                (since October 2002); Vice
                                                                President (March
                                                                1996-September 2002) and
                                                                Senior Corporate Counsel (July
                                                                1998-September 2002) of
                                                                Federated Investors, Inc.

Nancy D. Osborn                Assistant            Since 2002  Assistant Secretary of BBH        N/A           N/A
Birth Date: May 4, 1966        Secretary,                       Trust, BBH Prime Institutional
140 Broadway                   Assistant Treasurer              Money Market Fund, Inc., BBH
New York, NY 10005                                              Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio (since August
                                                                2002); Assistant Vice
                                                                President of BBH & Co. since
                                                                2003. Joined BBH & Co. in
                                                                1996.

FINANCIAL STATEMENT JUNE 30, 2006

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s) During    Overseen by   Held by
and Address                    Trust/Portfolio      Served      Past 5 Years                      Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
John C. Smith                  Assistant Treasurer  Since 2002  Assistant Treasurer of BBH        N/A           N/A
Birth Date: August 2, 1965                                      Trust, BBH Prime Institutional
50 Milk Street                                                  Money Market Fund, Inc., BBH
Boston, MA 02109                                                Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio (since August
                                                                2002); Vice President (since
                                                                September 2004), Assistant
                                                                Vice President (since
                                                                September 2001), Associate
                                                                (September 2000-August 2001)
                                                                and Senior Analyst (June
                                                                1999-August 2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series each are counted as one "fund" for the purposes of this table.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005 (800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The BBH U.S. Money Market Portfolio files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

ITEM 2. CODE OF ETHICS


(a)	The registrant has adopted a code of
                  ethics that applies to the registrant's
                   principal executive officer, principal
                   financial officer, principal accounting
                   officer or controller or persons
                   performing similar functions.

(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
       (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees has designated two members of the audit committee as financial experts.
 	(2) The following Trustees have
                       been designated as audit
                      committee financial experts
                      by the Board of Trustees:
	   independent audit committee
                     members Arthur Miltenberger
                    and David Feldman are the
                    designated audit committee
                   financial experts.
(3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
a) Disclosure of the aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the annual financial statements or services that are normally provided with statutory and regulatory filings or engagements for those fiscal years.

			Audit Fee
June 30, 2006 		$ 21,000
April 30, 2006
October 31, 2005
August 31, 2005
June 30, 2005 		 20,000
May 31, 2005
October 31, 2004
August 31, 2004
Total			$ 41,000

			Security Count Fee
June 30, 2006
April 30, 2006		1,600
October 31, 2005		1,500
August 31, 2005		1,500
June 30, 2005
May 31, 2005 		1,500
October 31, 2004		1,500
August 31, 2004		1,500
Total			$ 9,100

		Total Billed
June 30, 2006	$ 21,000
April 30, 2006	1,600
October 31, 2005	1,500
August 31, 2005	1,500
June 30, 2005 	20,000
May 31, 2005 	1,500
October 31, 2004	1,500
August 31, 2004	1,500
Total		$ 50,100










b) Disclosure of other fees assurance and related services fees billed in the last two fiscal years that are reasonably related to the performance of the audit and are not reported in (a).

NONE

c) Disclosure of fees billed in the
 last two fiscal years for tax
 advice, tax compliance and tax planning.

	      Tax Compliance	Total Billed
June 30, 2006  $ 7,500	$ 7,500
June 30, 2005    7,500		  7,500
Total	       $ 15,000            $ 15,000

d) Disclosure of all other fees billed in the last two fiscal years.

NONE

f) If greater than 50 percent, disclosure of the percentage of hours expended on principal accountant's engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principle accountants' full-time, permanent employees.

NONE

g) Disclosure of non-audit fees billed by the registrant's accountant to the registrant and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

NOTE: For the purposes of item g, we are considering the following entities as controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant:


                        BBH Trust Company (Cayman) Limited
                        BBH International Equity Fund Cayman
                        BBH US Equity Fund Cayman
                        New World Investment Trust
                        World Investment Trust
                        Global Investment Trust
                        American Investment Trust
                        Brown Brothers Harriman and Co.
                        Brown Brothers Harriman Trust Company, LLC
                        Brown Brothers Harriman Infomediary, LLC

Activity Based Costing Review	   $ 1,008,825
AIMR Work      30,412
Miscellaneous 8,740

h) Disclosure of whether the registrant's audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independen

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Trust has a separately designated audit committee.
      The members of the audit committee are:
      Eugene P. Beard,Richard Carpenter,
      David P. Feldman, Alan G. Lowy and
      Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGER
        OF OPEN-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY OPEN-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.





ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.




File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1.    I have reviewed this report
      on Form N-CSR of BBH U.S. Money Market
      Portfolio ("registrant");

2.	Based on my knowledge, this report does not
 	contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. 	Based on my knowledge, the schedules
 	of investments included in this report,
	fairly present in all material respects
	the investments of the registrant as of
	the end of the fiscal quarter for which
	the report is filed;

4. 	The registrant's other certifying officer
 	and I are responsible for establishing and maintaining disclosure controls and procedures
 	(as defined in rule 30a-3(c) under the
	Investment Company Act of 1940) for the
	registrant and have:

a.	designed such disclosure controls and
	procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b.	designed such disclosure controls and procedures, or caused
                 such discloure controls and procedures to be designed under our supervision to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements
	for external purposes in accordance with generally accepted accounting principles.


c.	evaluated the effectiveness of the registrant's
 	disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.	disclosed in this report any change in the
 	registrant's internal control over financial
	reporting that occurred during the registrant's
	 most recent fiscal quarter that has materially
 	affected, or is reasonably likely to materially
 	affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and
 	I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and material
	weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	any fraud, whether or not material, that
	involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



6. The registrant's other certifying
      officer and I have indicated in this
      report whether or not there
         were significant changes
         in internal controls or in other
         factors that could significantly
         affect internal controls
         subsequent to the date of our
         most recent evaluation,
         including any corrective
         actions with regard
         to significant deficiencies
         and material weaknesses.





DATE:09-07-06

/s/John A. Nielsen
==============
John A. Nielsen
President - Principal Executive Officer



I, Charles Schreiber, certify that:

1.    I have reviewed this report on
      Form N-CSR of BBH U.S. Money Market
      Portfolio ("registrant");

2.	Based on my knowledge, this report
	does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. 	Based on my knowledge, the schedules of
	investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. 	The registrant's other certifying officer
 	and I are responsible for establishing and maintaining disclosure controls and procedures
	(as defined in rule 30a-3(c) under the Investment
 	Company Act of 1940) for the registrant and have:

a.	designed such disclosure controls and
	procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b.	designed such disclosure controls and procedures, or caused
                 such discloure controls and procedures to be designed under our supervision to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements
	for external purposes in accordance with generally accepted accounting principles.


c.	evaluated the effectiveness of the
	registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and


d.	disclosed in this report any change in
	the registrant's internal control over
	financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.	 all significant deficiencies and material
 	weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	any fraud, whether or not material,
	that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



6. The registrant's other certifying
      officer and I have indicated in this
      report whether or not there
         were significant changes
         in internal controls or in other
         factors that could significantly
         affect internal controls
         subsequent to the date of our
         most recent evaluation,
         including any corrective
         actions with regard
         to significant deficiencies
         and material weaknesses.




Date: 09-07-06

/s/Charles Schreiber
==========================
Charles Schreiber
Treasurer - Principal Financial Officer


                          SECTION 906 CERTIFICATION
Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH U.S. Money Market Portfolio .
("registrant"), hereby
certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended June 30, 2006 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Dated: 09-07-06


/s/John A. Nielsen
==============
John A. Nielsen
Title: President, Principal Executive Officer


Dated: 09-07-06

/s/Charles Schreiber
===============
Charles Schreiber
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH U.S. Money Market Portfolio
             -------------------------------------



By (Signature and Title /s/ John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date:  09-07-06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)/s/Charles Schreiber
	                    ------------------------------------------------------

                          Charles Schreiber , Treasurer
                          (Principal Financial Officer)

Date: 09-07-06


* Print name and title of each signing officer under his or her signature.